SECURTER SYSTEMS INC. DISCOUNTINUANCE OF OPERATIONS	6 Months Ended
Jun. 30, 2021
SECURTER SYSTEMS INC. DISCOUNTINUANCE OF OPERATIONS
NOTE 4. SECURTER SYSTEMS INC. DISCOUNTINUANCE OF OPERATIONS

NOTE 4 - SECURTER SYSTEMS INC. - DISCONTINUANCE OF OPERATIONS

On February 26, 2019, the Company entered into an agreement with Securter Inc., in terms of which a newly formed corporation, Securter Systems Inc. (“SSI”) would acquire all the assets and liabilities of Securter Inc. Upon incorporation, SSI issued 25,937,594 Class A common shares (“Original Class A Common Shares”) to the shareholders of Securter Inc. and 100,000 Class B common shares to the Company. Each Class B common share is non-participating and carries 1,000 votes. The Company shall have the right to purchase up to 30.3% Original Class A Common Shares of SSI at a price of US$0.23 per share for a total purchase consideration of up to US$3,000,000.

As at December 31, 2019, SSI had 26,064,546 Original Class A Common Shares issued and outstanding whereby the Company held 126,951 of Original Class A Common Shares of SSI. Together with the Company’s holding in Class B common shares, the Company held a voting interest of 79.4% and a participating economic interest of 0.49% as at December 31, 2019. During the period January 1, 2020, to September 8, 2020, SSI issued a further 733,482 Original Class A Common Shares to the Company, giving the Company a voting interest of 79.1% and a participating economic interest of 3.13% or 860,433 Original Class A Common Shares in SSI as at September 8, 2020.

On September 8, 2020, SSI effected a reorganization of its capital structure. All the issued and outstanding Original Class A Common Shares and Class B shares of SSI were cancelled, and new Class A shares (“New Class A Common Shares”) were issued. As a result of the reorganization, the Company received 4,396,000 New Class A Common Shares or 16% ownership of SSI in exchange for the Company’s return of its 860,433 Original Class A Common Shares and its 100,000 Class B common shares. Consequently, the Company ceased to hold voting control of SSI on September 8, 2020. The reorganization is accounted for as the disposition of SSI, the subsidiary by the Company. The fair value of the consideration received, the 4,396,000 New Class Common Shares or 16% economic interest in SSI is estimated at $Nil. This is based on the early stage of the business project of SSI and the uncertainty of ability to finance the development cost to commercialization of SSI’s business project.

As of June 30, 2020, the carrying value of SSI net assets were as follows:

June 30, 2020
$

Intangible assets	29,840
Total non-current assets	29,840

Cash	28,551
Sales tax receivable	4,827
Total current assets	63,218

Accounts payable and accrued liabilities	(51,653)
Loan from shareholders	(26,600)
Total current liabilities	(75,805)

Accumulated Deficit	(206,230)

Total net assets and deficit	(218,817)

The Company’s share of net assets and deficit	(21,326)
Non-controlling Interest’s share of net liabilities and deficit	(197,491)

Total net assets and deficit	(218,817)

	April 1 to June 30, 2021	April 1 to June 30, 2020	January 1 to June 30, 2021	January 1 to June 30, 2020
	$	$	$	$
LOSS FOR THE PERIODS FROM DISCONTINUED OPERATIONS

EXPENSES
Accounting, Audit and Legal	-	2,416	-	3,707
Advertising and Promotion	-	118	-	477
Consulting Fees	-	1,905	-	3,736
Development Costs	-	18,831	-	36,355
Exchange Rate Loss	-	1,303	-	849
Interest and Bank Charges	-	72	-	206
General and Administration Expenses	-	0	-	170
Salaries	-	0	-	1,958

Total Expenses	-	24,645	-	47,458

Net Loss From Discontinued Operations	-	(24,645)	-	(47,458)
	April 1 to June 30, 2021	April 1 to June 30, 2020	January 1 to June 30, 2021	January 1 to June 30, 2020
CASH PROVIDED BY (USED FOR):	$	$	$	$

DISCONTINUED OPERATIONS ACTIVITIES
Net Loss for the Period	-	(24,645)	-	(47,458)

Changes in Non-Cash Working Capital Accounts:
Change in GST Receivable	-	(1,380)	-	(1,380)
Change in trade and other payables	-	(4,585)	-	(4,492)

Net cash from (used in) discontinued operations	-	(30,610)	-	(53,330)

Cash invested in Securter Systems Inc.	-	55,288	-	81,838
Advances from Minority Interest	-	-	-	35

INCREASE IN CASH	-	24,678	-	28,543
	-
Cash, Beginning of the Period	-	3,873	-	8

CASH, END OF THE PERIOD	-	28,551	-	28,551

During the six months ended June 30, 2021, and 2020, the Company had net cash used in the investment activities related to SSI as follows:

	Six Months ended June 30, 2021	Six Months ended June 30, 2020
	$	$
Cash used in investing activities related to Securter System Inc.:
Cash invested in Securter Systems Inc.	-	81,838

Net cash (used in) investment in discontinued operations	-	81,838